Patents	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Patents
3.        Patents

Patent intangible assets consist of the following at March 31, 2014:

	Weighted	Gross
	Average	Carrying	Accumulated	Net Carrying
	Useful Life	Amount	Amortization	Amount
Amortizable intangible assets:
Patents	8.9	$9,455,585	$(585,990)	$8,869,595
Total intangible assets		$9,455,585	$(585,990)	$8,869,595

The Company expects amortization expense to be approximately $1,171,000 per year for each of the next nine years and a pro rata portion in the tenth year. The Company’s future cash flows are not materially impacted by its ability to extend or renew its amortizable intangible assets.

3.	Patents

Patent intangible assets consist of the following at December 31, 2013:

	Weighted	Gross
	Average	Carrying	Accumulated	Net Carrying
	Useful Life	Amount	Amortization	Amount
Amortizable intangible assets:
Patents	8.6	$9,455,585	$(293,176)	$9,162,409
Total intangible assets		$9,455,585	$(293,176)	$9,162,409

The Company expects amortization expense to be approximately $1,171,000 per year for each of the next nine fiscal years and a pro rata portion in the tenth year. The Company’s future cash flows are not materially impacted by its ability to extend or renew its amortizable intangible assets.